Annual Total Returns [BarChart] - THE GABELLI DIVIDEND GROWTH FUND - Class AAA Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(0.50%)
Annual Return 2012	11.50%
Annual Return 2013	31.65%
Annual Return 2014	6.44%
Annual Return 2015	(5.63%)
Annual Return 2016	10.96%
Annual Return 2017	12.11%
Annual Return 2018	(11.00%)
Annual Return 2019	26.43%
Annual Return 2020	5.09%